Leases (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of leases [Abstract]
Schedule of Lease Assets

	Product transportation and storage	Field equipment and power	Offshore vessels and equipment	Office leases and other	Total
At December 31, 2020	$1,038	$379	$128	$100	$1,645
Additions	48	36	—	4	88
Depreciation	(110)	(57)	(27)	(22)	(216)
Foreign exchange and other	(2)	(4)	(2)	(1)	(9)
At December 31, 2021	974	354	99	81	1,508
Additions	44	110	28	—	182
Depreciation	(106)	(86)	(31)	(21)	(244)
Foreign exchange and other	—	(1)	1	1	1
At December 31, 2022	$912	$377	$97	$61	$1,447
LEASE ASSETS, BY SEGMENT
As at December 31, 2022 and 2021, the Company had the following lease assets by segment:

	2022	2021
Exploration and Production
North America	$277	$308
North Sea	1	1
Offshore Africa	98	101
Oil Sands Mining and Upgrading	1,015	1,027
Head Office	56	71
	$1,447	$1,508

Schedule of Lease Liabilities	Lease liabilities at December 31, 2022 and 2021, were as follows:

	2022	2021
Lease liabilities	$1,540	$1,584
Less: current portion	244	185
	$1,296	$1,399

Schedule of Leases Impact on Net Earnings and Cash Flow
Other amounts included in net earnings and cash flows during 2022 and 2021 are provided below:

	2022	2021
Expenses relating to short-term leases (1)	$410	$450
Interest expense on lease liabilities	$60	$62
Variable lease payments not included in the measurement of lease liabilities	$49	$65
Total cash outflows for leases (2)	$1,204	$1,089
(1)During 2022, the Company capitalized $453 million (2021 - $303 million) of short-term leases as additions to property, plant and equipment.
(2)Comprised of cash outflows relating to lease liabilities, short-term leases, and variable lease payments.